Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Litigation reserves	$ 114	$ 178	$ 99
Sales tax payable and accrued sales and indirect taxes	152	149	51
Accrued operations related expenses	145	139	40
Dasher and merchant payable	177	110	27
Contract liabilities	124	108	13
Accrued advertising	172	62	24
Insurance reserves	123	55	15
Credits issued to consumers	35	28	14
Other	184	114	62
Total	$ 1,226	$ 943	$ 345